UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6178

        Nuveen New York Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
	December 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 13.9% (8.8% of Total Investments)
$ 3,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Culinary Institute of	7/09 at 101.00	AAA	$3,603,600
	America, Series 1999, 5.000%, 7/01/22 – MBIA Insured
6,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/08 at 101.00	AAA	6,616,480
	Series 1998, 5.000%, 7/01/21 – MBIA Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AAA	2,091,640
	Series 2001, 5.000%, 7/01/18 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	3,222,540
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
550	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AAA	571,285
	5.000%, 7/01/37 – FGIC Insured
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005,	7/15 at 100.00	Aaa	1,210,559
	5.000%, 7/01/21 – MBIA Insured
1,765	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	2,002,340
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
575	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	640,665
460	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	512,150
4,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AAA	4,814,685
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
1,360	New York City Industrial Development Agency, New York, PILOT Revenue Bonds Yankee Stadium	9/16 at 100.00	AAA	1,446,183
	Project, Residual Series 07-1032, 6.970%, 3/01/39 – FGIC Insured (IF)
2,390	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	AAA	2,441,242
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
2,460	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Pilots,	9/16 at 100.00	AAA	2,655,324
	Trust 2148, 7.652%, 3/01/36 – MBIA Insured (IF)
2,000	New York City Industrial Development Agency, Revenue Bonds, Ethical Culture Fieldston School,	6/15 at 100.00	AAA	2,064,300
	Series 2005B-1, 5.000%, 6/01/35 – XLCA Insured
890	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AAA	917,403
	Project, Series 2006, 5.000%, 3/01/31 – FGIC Insured
740	New York Industrial Development Agency, Revenue Bonds, Yankee Stadium, Series 2006, Residuals	9/16 at 100.00	AAA	786,035
	1875, 7.370%, 3/01/46 – FGIC Insured (IF)
740	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aaa	773,293
	7/01/32 – AMBAC Insured

34,580	Total Education and Civic Organizations			36,369,724

	Health Care – 23.7% (15.1% of Total Investments)
675	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/15 at 100.00	AAA	693,475
	Hospital for Special Surgery, Series 2005, 5.000%, 8/15/33 – MBIA Insured
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,
	Montefiore Medical Center, Series 1999:
735	5.250%, 8/01/19 – AMBAC Insured	8/09 at 101.00	AAA	761,291
4,000	5.500%, 8/01/38 – AMBAC Insured	8/09 at 101.00	AAA	4,145,480
7,080	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	7,106,904
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,780	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	1,855,152
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
2,575	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,651,478
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,535	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	3,701,074
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,500	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AAA	1,556,595
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 –
	MBIA Insured
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	AAA	8,299,439
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
1,325	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	1,393,291
	2007B, 5.250%, 7/01/27 – AGC Insured
6,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	6,358,920
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
2,035	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,224,052
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
1,805	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System	11/08 at 101.00	AAA	1,842,995
	Obligated Group, Series 1998, 5.000%, 11/01/23 – MBIA Insured
1,585	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	1,622,121
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
8,525	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	8,981,172
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured
2,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	AAA	2,052,820
	1999A, 5.125%, 2/15/14 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
3,150	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	3,347,096
2,100	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	2,231,397
935	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	AAA	1,039,037
	2007A, 5.250%, 7/01/34 – FGIC Insured

59,340	Total Health Care			61,863,789

	Housing/Multifamily – 5.0% (3.2% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,230	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	1,331,598
1,230	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AAA	1,330,122
5,740	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AAA	5,963,573
420	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	383,284
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
35	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	2/08 at 100.00	AAA	35,062
	Series 1994B, 6.250%, 8/15/14 – AMBAC Insured
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
1,490	6.100%, 11/01/15 – FSA Insured	5/08 at 100.00	AAA	1,504,393
2,540	6.125%, 11/01/20 – FSA Insured	5/08 at 100.00	AAA	2,558,466

12,685	Total Housing/Multifamily			13,106,498

	Industrials – 1.1% (0.7% of Total Investments)
2,770	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	AAA	2,716,788
	Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)

	Long-Term Care – 1.2% (0.7% of Total Investments)
3,000	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue	2/08 at 102.00	AAA	3,033,840
	Bonds, Series 1997A, 5.750%, 8/01/37

	Tax Obligation/General – 16.0% (10.2% of Total Investments)
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program,	10/15 at 100.00	AAA	3,117,930
	Peekskill City School District, Series 2005D, 5.000%, 10/01/33 – MBIA Insured
1,200	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Aaa	1,276,224
635	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Aaa	693,566
2,000	Hempstead Town, New York, General Obligation Bonds, Series 2001A, 5.250%, 1/15/14 –	1/11 at 101.00	Aaa	2,131,160
	MBIA Insured
10,735	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	10,982,335
	5.000%, 2/15/47 – FGIC Insured (UB)
1,000	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%,	3/12 at 100.00	AAA	1,057,640
	3/01/16 – FGIC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
3,000	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	3,219,750
2,300	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	2,455,618
2,300	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AAA	2,461,345
	FGIC Insured
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
500	5.375%, 4/15/18 – MBIA Insured	4/09 at 102.00	AAA	522,580
500	5.375%, 4/15/19 – MBIA Insured	4/09 at 102.00	AAA	522,580
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds,
	Series 2005:
1,650	5.000%, 6/15/16 – FSA Insured	6/15 at 100.00	AAA	1,803,912
1,815	5.000%, 6/15/18 – FSA Insured	6/15 at 100.00	AAA	1,955,227
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aaa	1,252,447
	General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aaa	1,775,552
	Series 2005, 5.000%, 10/01/16 – FSA Insured
6,110	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	6,653,179

39,510	Total Tax Obligation/General			41,881,045

	Tax Obligation/Limited – 53.8% (34.2% of Total Investments)
1,275	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds,	9/15 at 100.00	AAA	1,356,243
	Series 2005A, 5.000%, 9/01/20 – MBIA Insured
2,250	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St.	7/08 at 101.00	AAA	2,290,770
	Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured
	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A:
1,575	5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AAA	1,668,508
500	5.000%, 7/01/25 – CIFG Insured	7/15 at 100.00	AAA	518,505
10	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 100.00	AAA	10,020
	Services Facilities, Series 1996B, 5.375%, 2/15/26 – MBIA Insured
10	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 101.00	Aaa	10,218
	Services Facilities, Series 1997A, 5.750%, 8/15/22 – MBIA Insured
10	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	10,667
	Services Facilities, Series 2000D, 5.875%, 2/15/16 – FSA Insured
25	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/11 at 100.00	AAA	26,629
	Services Facilities, Series 2001B, 5.500%, 8/15/19 – MBIA Insured
1,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	7/09 at 101.00	AAA	1,399,322
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/09 at 101.00	AAA	2,089,740
	District Program, Series 1999, 5.750%, 7/01/19 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of	8/11 at 100.00	AAA	1,053,090
	Cooperative Educational Services, Series 2001A, 5.250%, 8/15/21 – FSA Insured
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	1,561,200
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured
2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AAA	2,565,035
	2004-2, 5.000%, 7/01/20 – FGIC Insured
1,270	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,307,097
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D1:
2,120	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AAA	2,299,373
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AAA	1,252,128
4,600	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	4,901,530
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
3,135	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds,	2/08 at 101.50	AAA	3,186,916
	Southside Hospital, Series 1998, 5.000%, 2/15/25 – MBIA Insured
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	397,433
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,000	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,088,220
1,200	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,301,088
1,290	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	1,431,100
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
5,630	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	6,360,380
	City School District Project, Series 2007A, 5.750%, 5/01/28 – FSA Insured (UB)
6,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	6,366,900
	5.250%, 11/15/25 – FSA Insured
1,760	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	1,840,080
	5.000%, 11/15/31 – MBIA Insured
2,760	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	2,979,034
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
4,500	5.750%, 7/01/18 – FSA Insured	No Opt. Call	AAA	5,260,320
1,250	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AAA	1,349,200
2,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AAA	2,157,000
2,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	2,075,120
4,095	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	4,208,636
4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series	No Opt. Call	AAA	5,308,362
	2004H, 5.250%, 11/15/13 – AMBAC Insured
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
2,115	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	2,251,375
1,305	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,347,778
1,305	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,342,976
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,200	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	2,310,176
1,600	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	1,676,272
5,370	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	5,596,990
1,500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	1,560,705
1,435	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	1,536,368
	Series 2003C, 5.250%, 8/01/20 – AMBAC Insured
1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,766,306
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,129,200
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
3,910	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	4,103,350
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,100	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	2,170,959
9,575	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	9,809,204
3,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	3,331,680
	4/01/16 – FSA Insured
1,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1997B, 4.875%,	4/08 at 101.00	AAA	1,773,433
	4/01/20 – MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
7,350	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AAA	8,443,606
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	1,596,240
1,750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,829,415
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
6,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	6,709,878
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA	1,063,550
4,500	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	4,779,225
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,040,720
	2005B, 5.000%, 3/15/30 – FSA Insured
1,000	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	1,032,310
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
1,435	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	10/10 at 102.00	Aaa	1,558,037
	Library, Series 1999A, 6.000%, 10/01/19 – MBIA Insured

131,570	Total Tax Obligation/Limited			140,389,617

	Transportation – 18.5% (11.8% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	2,170,660
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
1,955	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AAA	2,084,773
7,090	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AAA	7,350,416
1,500	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,565,235
	FSA Insured
710	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	AAA	750,939
	FGIC Insured
2,300	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	2,361,042
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,080	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	2,237,498
2,625	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	2,735,040
1,475	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	1,533,926
1,160	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	1,331,390
	Bonds, RITES Trust 1516, 7.411%, 8/15/32 – FSA Insured (IF)
5,025	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/08 at 100.00	AAA	5,031,884
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)
	Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
4,345	7.000%, 7/01/14 – FGIC Insured (Alternative Minimum Tax)	1/08 at 100.00	AAA	4,363,640
11,500	6.000%, 7/01/21 – FGIC Insured (Alternative Minimum Tax)	1/08 at 100.00	AAA	11,533,576
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	901,469
2,300	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	2,454,330

46,845	Total Transportation			48,405,818

	U.S. Guaranteed – 9.5% (6.0% of Total Investments) (4)
3,655	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Series 1999,	7/09 at 101.00	AAA	3,855,440
	6.000%, 7/01/29 (Pre-refunded 7/01/09) – FSA Insured
65	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	Aaa	69,600
	Services Facilities, Series 2000D, 5.875%, 2/15/16 (Pre-refunded 8/15/10) – FSA Insured
75	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/11 at 100.00	Aaa	81,187
	Services Facilities, Series 2001B, 5.500%, 8/15/19 (Pre-refunded 8/15/11) – MBIA Insured
1,200	Dormitory Authority of the State of New York, Insured Revenue Bonds, Cooper Union, Series	7/09 at 101.00	AAA	1,269,624
	1999, 6.250%, 7/01/29 (Pre-refunded 7/01/09) – MBIA Insured
905	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	1,058,859
	County Issue, Series 1986, 7.375%, 7/01/16 – BIGI Insured (ETM)
1,475	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System	11/08 at 101.00	Aaa	1,515,341
	Obligated Group, Series 1998, 5.000%, 11/01/23 (Pre-refunded 11/01/08) – MBIA Insured
700	Jericho Union Free School District, Nassau County, New York, General Obligation Bonds, Series	8/09 at 101.00	Aaa	735,770
	2000, 5.600%, 8/01/18 (Pre-refunded 8/01/09) – MBIA Insured
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,687,075
	5.250%, 9/01/28 (Pre-refunded 9/01/11) – FSA Insured
945	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	1/08 at 102.00	AAA	965,185
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
5,090	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	5,624,094
	5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	1,097,940
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured
565	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	Aaa	614,375
	Series 2003C, 5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured
5,030	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/09 at 101.00	AAA	5,285,222
	Natural History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/09) – AMBAC Insured

23,205	Total U.S. Guaranteed			24,859,712

	Utilities – 7.7% (4.9% of Total Investments)
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,587,350
	5.000%, 9/01/27 – FSA Insured
2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	AAA	2,796,693
	5.000%, 9/01/16 – CIFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
4,540	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	4,806,680
6,160	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	6,481,614
625	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	647,338
	5.000%, 12/01/35 – CIFG Insured
2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	AAA	2,063,660
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – MBIA Insured
	(Alternative Minimum Tax)
760	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	AAA	814,462
	11/15/19 – FGIC Insured

19,205	Total Utilities			20,197,797

	Water and Sewer – 7.0% (4.4% of Total Investments)
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,782,226
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,095,880
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
5,030	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	5,250,817
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured
2,575	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/16 at 100.00	AAA	2,676,610
	Bonds, Series 2006B, 5.000%, 6/15/36 – MBIA Insured
5,200	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	5,417,152
	6/01/28 – MBIA Insured

17,465	Total Water and Sewer			18,222,685

$ 390,175	Total Investments (cost $398,311,643) – 157.4%			411,047,313

	Floating Rate Obligations – (4.2)%			(10,910,000)

	Other Assets Less Liabilities – 1.9%			5,007,024

	Preferred Shares, at Liquidation Value – (55.1)%			(144,000,000)

	Net Assets Applicable to Common Shares – 100%			$261,144,337

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance,
Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor
Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
December 31, 2007. During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC. Subsequent to December 31, 2007, at least one rating agency reduced the rating for
AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future.
If one or more insurers’ ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $387,129,342.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$13,493,577
Depreciation	(484,077)

Net unrealized appreciation (depreciation) of investments	$13,009,500

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         February 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        February 29, 2008

* Print the name and title of each signing officer under his or her signature.